Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies [Line Items]
Direct financing lease, risk strategy, residual asset	Our allowance for loan losses for financing leases considers both the collectability of the lease payments receivable as well as the estimated residual value of the leased asset. We typically purchase residual value insurance on our financing leases so that our risk of loss at lease termination will be less than 10% of the initial value of the lease. In addition, we have several channels for re-leasing or marketing those assets.
Item Effected [Abstract]
Loans	$ 887,637	$ 962,265	$ 953,110			$ 956,770	$ 967,604
Allowance for credit losses, loans	19,713	10,456	10,707			11,960	12,540	$ 12,512
Supplemental cash flow information - Noncash activities
Available-for-sale debt securities purchased from securitization of LHFS	21,768	0	0
Held-to-maturity debt securities purchased from securitization of LHFS	9,912	289	149
Transfers from (to) loans to (from) LHFS	19,975	6,453	7,984
Transfers from available-for-sale debt securities to held-to-maturity debt securities	31,815	13,833	16,479
Operating lease ROU assets acquired with operating lease liabilities	658	5,804	0
Operating lease ROU assets (lessee)	4,306	4,724
Residential mortgage [Member]
Item Effected [Abstract]
Loans	299,960	323,356
Allowance for credit losses, loans		$ 900
Coverage		0.30%
Credit card [Member]
Item Effected [Abstract]
Loans	36,664	$ 41,013	39,025			37,976	36,700
Allowance for credit losses, loans		$ 2,300
Coverage		5.50%
Auto [Member]
Item Effected [Abstract]
Loans	48,187	$ 47,873	45,069			53,371	62,286
Allowance for credit losses, loans		$ 500
Coverage		1.00%
Other consumer [Member]
Item Effected [Abstract]
Loans	24,409	$ 34,304	36,148			38,268	40,266
Allowance for credit losses, loans		$ 600
Coverage		1.60%
Total Consumer [Member]
Item Effected [Abstract]
Loans	409,220	$ 446,546	439,705			453,382	461,068
Allowance for credit losses, loans	8,197	$ 4,211	4,290
Coverage		0.90%
Total Commercial [Member]
Item Effected [Abstract]
Loans	478,417	$ 515,719	513,405			503,388	506,536
Allowance for credit losses, loans	$ 11,516	$ 6,245	6,417
Coverage		1.20%
Loans [Member]
Item Effected [Abstract]
Loans		$ 962,300
Allowance for credit losses, loans		$ 10,500
Coverage		1.10%
Available-for-sale and held-to-maturity debt securities and other assets [Member]
Item Effected [Abstract]
Assets, effected by adoption of new accounting pronouncement		$ 420,000
Allowance for credit loss, debt securities		100
Assets [Member]
Item Effected [Abstract]
Assets, effected by adoption of new accounting pronouncement		1,382,300
Total allowance for credit losses		10,600
Accounting Standards Update 2016-02 [Member]
Supplemental cash flow information - Noncash activities
Operating lease ROU assets (lessee)					$ 4,900
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Residential mortgage [Member]
Item Effected [Abstract]
Allowance for credit losses, loans				$ 0
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Credit card [Member]
Item Effected [Abstract]
Allowance for credit losses, loans				700
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Auto [Member]
Item Effected [Abstract]
Allowance for credit losses, loans				300
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Other consumer [Member]
Item Effected [Abstract]
Allowance for credit losses, loans				600
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Total Consumer [Member]
Item Effected [Abstract]
Allowance for credit losses, loans				1,500
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Total Commercial [Member]
Item Effected [Abstract]
Allowance for credit losses, loans				(2,900)
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Loans [Member]
Item Effected [Abstract]
Allowance for credit losses, loans				(1,300)
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Available-for-sale and held-to-maturity debt securities and other assets [Member]
Item Effected [Abstract]
Allowance for credit loss, debt securities				0
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Assets [Member]
Item Effected [Abstract]
Total allowance for credit losses				(1,300)
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Item Effected [Abstract]
Allowance for credit losses, loans		9,127	10,707			$ 11,960	$ 12,540	$ 12,512
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Residential mortgage [Member]
Item Effected [Abstract]
Allowance for credit losses, loans				$ 900
Coverage				0.30%
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Credit card [Member]
Item Effected [Abstract]
Allowance for credit losses, loans				$ 2,900
Coverage				7.10%
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Auto [Member]
Item Effected [Abstract]
Allowance for credit losses, loans				$ 700
Coverage				1.50%
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Other consumer [Member]
Item Effected [Abstract]
Allowance for credit losses, loans				$ 1,200
Coverage				3.50%
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Total Consumer [Member]
Item Effected [Abstract]
Allowance for credit losses, loans		5,743	4,290	$ 5,700
Coverage				1.30%
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Total Commercial [Member]
Item Effected [Abstract]
Allowance for credit losses, loans		$ 3,384	$ 6,417	$ 3,400
Coverage				0.70%
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Loans [Member]
Item Effected [Abstract]
Allowance for credit losses, loans				$ 9,100
Coverage				0.90%
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Available-for-sale and held-to-maturity debt securities and other assets [Member]
Item Effected [Abstract]
Allowance for credit loss, debt securities				$ 100
Accounting Standards Update 2016-13 [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Assets [Member]
Item Effected [Abstract]
Total allowance for credit losses				$ 9,300